SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 13,899	$ 18,631	$ 14,764	$ 21,397
Gross Profit	$ 3,826	5,128	2,348	5,904
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,443	8,975	16,945
Gross Profit		4,330	2,090	5,721
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,188	5,789	4,452
Gross Profit		$ 798	$ 258	$ 183